Subsequent Events (Details)	0 Months Ended	12 Months Ended				0 Months Ended			1 Months Ended		12 Months Ended						0 Months Ended			12 Months Ended
	Jun. 01, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Feb. 02, 2015 Claudia Restis [Member]	Mar. 16, 2015 Subsequent Event [Member] USD ($)	Mar. 15, 2015 Subsequent Event [Member] EUR (€)	Feb. 28, 2015 Subsequent Event [Member] EUR (€)	Jan. 31, 2015 Subsequent Event [Member] EUR (€)	Dec. 31, 2014 Subsequent Event [Member] USD ($) t	Dec. 31, 2014 Subsequent Event [Member] EUR (€)	Jun. 30, 2015 Subsequent Event [Member] Vessel	Mar. 12, 2015 Subsequent Event [Member] USD ($)	Mar. 06, 2015 Subsequent Event [Member] USD ($)	Dec. 23, 2014 Subsequent Event [Member] USD ($)	Feb. 11, 2015 Subsequent Event [Member] Leader Shipping Co [Member] USD ($)	Mar. 02, 2015 Subsequent Event [Member] Seanergy Management Corp. [Member]	Mar. 12, 2015 Subsequent Event [Member] Chief Executive Officer [Member] USD ($)	Dec. 31, 2014 Subsequent Event [Member] Convertible note [Member] USD ($)	Dec. 31, 2014 Subsequent Event [Member] Convertible note [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2014 Subsequent Event [Member] Loans Payable [Member] USD ($)	Dec. 31, 2014 Subsequent Event [Member] Loans Payable [Member] Year one [Member] USD ($)	Dec. 31, 2014 Subsequent Event [Member] Loans Payable [Member] All other years [Member] USD ($)	Dec. 31, 2014 Subsequent Event [Member] Loans Payable [Member] London Interbank Offered Rate (LIBOR) [Member]
Subsequent events [Line Items]
Monthly lease payment	€ 15,000				€ 25,000			€ 12,500	€ 25,000	€ 25,000		€ 25,000
Company paid deposits for the purchase											1,730,000
Gross purchase price of vessel																17,300,000
Number of Capesize vessels													4
M/V Leadership DWT											171,199	171,199
Shareholders convertible note														4,000,000
Loan with Alph Bank															8,750,000
Equity Injection		3,204,000	0	10,000,000			4,500,000												300,000
Share issued in financing of vessels (in shares)							25,000,500												1,667,000
Quarterly installments																				200,000			200,000	250,000
Number of payments																				10		20	4	16
Balloon payment to be paid																				2,000,000		3,950,000
Basis spread on variable rate (in hundredths)																					5.00%				3.75%
Nasdaq minimum bid vale per share (in dollars per share)											$ 1.00
Closing minimum bid price violation period											30 days	30 days
Grace period compliance days											180 days	180 days
Technical management fees per month																	$ 11,000
Deemed beneficial ownership percentage (in hundredths)						100.00%
Deemed voting rights (in shares)						4,271,393
Term of commercial management agreement																		1 year